INVESTMENT IN SILVERBACK - Schedule of subsidiary (Details) - CAD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Disclosure of associates [line items]
Current assets	$ 5,228,333	$ 5,272,236
Non-current assets	64,552,344	58,451,816
Total assets	69,780,677	63,724,052
Total liabilities	(7,105,071)	(4,554,658)
Revenue from stream interest	3,520,828	7,852,661
Depletion	(911,427)	(2,415,942)
Net income and comprehensive income for the year	(6,891,385)	(2,180,670)
Silverback Ltd. ("Silverback")
Disclosure of associates [line items]
Current assets	474,105	545,114
Non-current assets	3,063,988	4,374,903
Total assets	3,538,093	4,920,017
Total liabilities	(203,217)	(216,535)
Revenue from stream interest	2,152,569	2,092,308
Depletion	(1,389,644)	(1,365,079)
Net income and comprehensive income for the year	$ 652,700	$ 618,953